UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31. 2012

Date of reporting period:  August 31, 2011

Item 1. Schedule of Investments.

Jensen Value Fund
Schedule of Investments
August 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.82%
Aerospace & Defense - 5.43%
Alliant Techsystems, Inc.	5,430	344,642
General Dynamics Corp.	5,260	337,061
Rockwell Collins, Inc.	1,200	60,552
		742,255
Air Freight & Logistics - 4.91%
CH Robinson Worldwide, Inc.	4,740	334,170
United Parcel Service, Inc.	5,020	338,298
		672,468
Capital Markets - 6.80%
Eaton Vance Corp.	13,280	324,164
Federated Investors, Inc.	16,660	295,049
Waddell & Reed Financial, Inc.	9,980	311,576
		930,789
Commercial Banks - 2.27%
Westamerica Bancorporation	7,330	310,865

Commercial Services & Supplies - 2.45%
Deluxe Corp.	15,180	335,933

Computers & Peripherals - 5.28%
Dell, Inc. (a)	21,180	314,841
Lexmark International, Inc. (a)	12,760	407,809
		722,650
Consumer Finance - 2.56%
World Accep Corp Del (a)	5,380	350,507

Containers & Packaging - 1.53%
Ball Corp.	5,840	209,773

Distributors - 0.52%
Genuine Parts Co.	1,300	71,526

Diversified Consumer Services - 5.50%
Apollo Group, Inc. (a)	7,330	343,227
H&R Block, Inc.	4,660	70,459
ITT Educational Services, Inc. (a)	4,030	290,805
Strayer Ed, Inc.	520	49,218
		753,709
Electric Utilities - 2.75%
Exelon Corp.	8,730	376,438

Food & Staples Retailing - 7.59%
Kroger Co.	14,480	341,149
Sysco Corp.	11,840	330,691
Walgreen Co.	1,680	59,153
Wal-Mart Stores, Inc.	5,800	308,618
		1,039,611
Food Products - 2.09%
Campbell Soup Co.	2,140	68,202
Hershey Co.	1,260	73,899
HJ Heinz Co.	1,400	73,696
Kellogg Co.	1,300	70,616
		286,413
Health Care Equipment & Supplies - 2.56%
Medtronic, Inc.	9,990	350,349

Health Care Providers & Services - 11.34%
CIGNA Corp.	7,140	333,724
Davita, Inc. (a)	2,860	210,439
Express Scripts, Inc. (a)	7,060	331,396
Quest Diagnostics, Inc.	6,540	327,458
UnitedHealth Group, Inc.	7,340	348,796
		1,551,813
Hotels, Restaurants & Leisure - 0.52%
Yum! Brands, Inc.	1,300	70,681

Household Products - 3.59%
Clorox Co.	4,920	342,923
Colgate-Palmolive Co.	840	75,575
Kimberly-Clark Corp.	1,060	73,310
		491,808
Insurance - 1.29%
Arthur J Gallagher & Co.	6,260	176,595

IT Services - 2.83%
Accenture PLC	6,040	323,684
Global Payments, Inc.	1,400	64,162
		387,846
Media - 0.43%
Valassis Communications, Inc. (a)	2,320	58,626

Multiline Retail - 1.07%
Family Dlr Stores, Inc.	1,340	71,543
Target Corp.	1,440	74,404
		145,947
Oil, Gas & Consumable Fuels - 2.36%
Exxon Mobil Corp.	4,360	322,814

Pharmaceuticals - 8.01%
Bristol-Myers Squibb Co.	13,270	394,783
Eli Lilly & Co.	9,940	372,849
Forest Laboratories, Inc. (a)	9,620	329,389
		1,097,021
Road & Rail - 2.39%
Landstar Sys, Inc.	8,080	327,159

Software - 2.65%
Microsoft Corp.	13,640	362,824

Specialty Retail - 9.57%
Advance Auto Parts, Inc.	1,300	78,936
Aeropostale, Inc. (a)	21,500	240,370
Best Buy, Inc.	12,870	329,343
RadioShack Corp.	29,070	378,202
Ross Stores, Inc.	880	67,342
TJX Cos, Inc.	3,970	216,841
		1,311,034
Tobacco - 0.53%
Altria Group, Inc.	2,650	72,054

TOTAL COMMON STOCKS (Cost $14,198,937)		13,529,508

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 1.06%
Money Market Fund - 1.06%
Fidelity Institutional Money Market Fund - Government Portfolio	145,777	145,777
TOTAL SHORT-TERM INVESTMENTS (Cost $145,777)		145,777

Total Investments (Cost $14,344,714) - 99.88%		13,675,285
Other Assets in Excess of Liabilities - 0.12%		16,710
TOTAL NET ASSETS - 100.00%		$13,691,995

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at August 31, 2011 was as follows*:

Cost of investments	$14,344,714
Gross unrealized appreciation	600,948
Gross unrealized depreciation	(1,270,377)
Net unrealized depreciation	$(669,429)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at August 31, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$13,529,508	$-	$-	$13,529,508
Short-Term Investments	145,777	-	-	145,777

Total Investments in Securities	$13,675,285	$-	$-	$13,675,285

There were no transfers into and out of Level 1 and 2 during the period ended August 31, 2011.
The fund held no Level 3 securities throughout the period.
* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)      /s/ Joseph Neuberger
                                                      Joseph Neuberger, President

Date October 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Joseph Neuberger
                                                        Joseph Neuberger, President

Date October 17, 2011

By (Signature and Title)* /s/ John Buckel
                                                   John Buckel, Treasurer

Date October 13, 2011

* Print the name and title of each signing officer under his or her signature.